FINANCIAL TRUSTS (Tables)	12 Months Ended
Dec. 31, 2019
Credimas Financial Trust
Disclosure of financial trust [line items]
Summay of Financial Trust

	Indenture	Due of principal	Original principal	Principal
Financial trust	executed on	obligation	amount	balance	Beneficiaries	Settlers
Credimas	01/11/2013	06/21/2019	16,000	—	Banco Supervielle S.A.	Credimas S.A.
Asministration trust Interconnection 500 KV ET Nueva San Juan - ET Rodeo Iglesia	09/12/2018	09/12/2018, or until the termination of payment obligations through Disbursements (the “Extinction date”).	—	—

Diservel S.R.L., Ingenias S.R.L, Geotecnia (Inv. Calvente), Newen Ingenieria S.A., Ingiciap S.A., Mercados Energeticos, Diservel S.R.L.) and the suppliers of works, goods and services included in the Project.

Interconexion Electrica Rodeo S.A.

Supervielle Creditos Financial Trust [member]
Disclosure of financial trust [line items]
Summay of Financial Trust

		Value initially	Securities issued
Financial Trust	Set up on	assigned in trust	Type	Amount	Type	Amount
Serie 97	03/27/2018	$750,000	VDF TV A	VN$712,500	CP	VN$37,500
			Mat: 01/20/20		Mat: 03/20/20

Cordial Compania Financiera Financial Trust Financial Trust
Disclosure of financial trust [line items]
Summay of Financial Trust

			Securities issued
		Value initially	Participation
Financial Trust	Set up on	assigned in trust	Certificates	Debt Instruments
20	04/08/2019	$600,000	$120,000	$480,000
21	06/24/2019	$1,000,000	$780,000	$220,000
22	11/13/2019	$571,560	$102,300	$469,260

Micro Lending Financial Trust
Disclosure of financial trust [line items]
Summay of Financial Trust

		Securitized	Issued Securities
Financial Trust	Set-up on	Amount	Type	Amount		Amount	Type	Amount
III	06/08/2011	$39,779	VDF TV A	VN$31,823	VDF B	VN $6,364	CP	VN $1,592
			Vto: 03/12/13		Vto: 11/12/13		Vto: 10/12/16
IV	09/01/2011	$40,652	VDF TV A	VN$32,522	VDF B	VN $6,504	CP	VN $1,626
			Vto: 06/20/13		Vto: 10/20/13		Vto: 01/20/17
			Vto: 01/15/19		Vto: 04/15/19		Vto: 07/22/22
XVIII	06/16/2017	$119,335	VDF TV A	VN $89,501	VDF TV B	VN $7,291	CP	VN $22,543
			Vto: 05/15/19		Vto: 08/15/19		Vto: 10/15/22